Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 28.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$273	$ 279,852
Series 3866, Class DF, 5.909%, (1 mo. USD LIBOR + 1.45%), 5/15/41(1)	1,044	1,004,996
Series 4102, Class DF, 5.50%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	271	251,629
Series 4159, Class FP, 5.00%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	611	554,897
Series 4180, Class KF, 5.00%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	3,145	2,880,880
Series 4204, Class AF, 5.00%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	540	485,345
Series 4212, Class NS, 0.049%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(2)	1,693	1,698,131
Series 4223, Class NF, 5.319%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	1,931	1,789,170
Series 4249, Class CF, 5.169%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	7,082	7,057,387
Series 4299, Class JG, 2.50%, 7/15/43	650	621,231
Series 4389, Class CA, 3.00%, 9/15/44	1,369	1,299,003
Series 4619, Class KF, 5.00%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	710	694,492
Series 4678, Class PC, 3.00%, 1/15/46	1,622	1,557,593
Series 4876, Class FA, 5.159%, (1 mo. USD LIBOR + 0.70%), 5/15/49(1)	7,069	7,080,053
Series 4995, Class ZN, 2.50%, 7/25/50	1,023	627,940
Series 5009, Class ZN, 3.50%, 7/25/50	5,028	4,445,438
Series 5021, Class CZ, 2.00%, 10/25/50	3,744	1,936,299
Series 5021, Class NZ, 2.00%, 10/25/50	3,176	1,809,096
Series 5028, Class AZ, 2.00%, 10/25/50	995	512,928
Series 5028, Class TZ, 2.00%, 10/25/50	2,672	1,616,263
Series 5028, Class ZA, 2.00%, 10/25/50	1,144	613,865
Series 5028, Class ZT, 2.00%, 10/25/50	2,224	1,227,248
Series 5031, Class Z, 2.50%, 10/25/50	8	4,421
Series 5035, Class AZ, 2.00%, 11/25/50	1,453	818,868
Series 5035, Class ZK, 2.50%, 11/25/50	16,973	11,065,460
Series 5035, Class ZT, 2.00%, 10/25/50	1,625	897,714
Series 5036, Class Z, 2.00%, 11/25/50	14,640	8,120,744
Series 5037, Class QZ, 2.00%, 11/25/50	6,526	3,634,726
Series 5037, Class ZQ, 2.00%, 11/25/50	767	422,156
Series 5038, Class Z, 2.50%, 10/25/50	4	1,998
Series 5038, Class ZN, 2.00%, 11/25/50	1,793	923,308
Series 5039, Class PZ, 2.00%, 11/25/50	1,160	615,835
Series 5039, Class ZJ, 2.00%, 11/25/50	352	181,393
Series 5040, Class TZ, 2.50%, 11/25/50	4,264	2,595,920
Series 5048, Class CZ, 2.00%, 12/25/50	1,870	992,622
Series 5050, Class DZ, 2.00%, 11/25/50	3,620	1,955,523
Series 5050, Class ZC, 2.00%, 12/25/50	6,225	3,538,648
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5050, Class ZJ, 2.00%, 12/25/50	$8,072	$ 4,527,992
Series 5057, Class AZ, 2.00%, 12/25/50	3,039	1,714,491
Series 5058, Class CZ, 2.00%, 1/25/51	8,631	5,086,246
Series 5058, Class Z, 2.00%, 1/25/51	703	371,645
Series 5058, Class ZA, 2.00%, 1/25/51	1,021	551,637
Series 5058, Class ZH, 3.00%, 5/25/50	2,876	1,955,125
Series 5068, Class UZ, 2.50%, 1/25/51	9,400	6,256,785
Series 5071, Class CS, 0.27%, (3.30% - 30-day average SOFR), 2/25/51(2)	6,990	4,484,082
Series 5071, Class SP, 0.27%, (3.30% - 30-day average SOFR), 2/25/51(2)	9,615	6,985,364
Series 5072, Class ZU, 2.50%, 2/25/51	2,994	1,848,305
Series 5083, Class SK, 0.00%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(2)	8,471	5,900,396
Series 5083, Class ZW, 2.50%, 3/25/51	5,020	3,071,339
Series 5090, Class PZ, 2.50%, 3/25/51	524	311,015
Series 5093, Class Z, 3.00%, 1/25/51	1	638
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,396
Series 5101, Class EZ, 2.00%, 3/25/51	2,013	1,163,270
Series 5104, Class WZ, 3.00%, 4/25/51	889	621,689
Series 5114, Class ZH, 3.00%, 5/25/51	433	314,913
Series 5123, Class JZ, 2.00%, 7/25/51	769	449,300
Series 5129, Class CZ, 3.00%, 8/25/50	14,874	10,598,326
Series 5129, Class HZ, 1.25%, 4/25/50	1,622	1,305,773
Series 5129, Class TZ, 2.50%, 8/25/51	3,167	1,854,164
Series 5129, Class WZ, 3.00%, 8/25/50	1	680
Series 5129, Class ZE, 3.00%, 9/25/50	203	134,826
Series 5129, Class ZH, 3.00%, 7/25/50	1	681
Series 5129, Class ZW, 3.00%, 8/25/50	1	455
Series 5131, Class QZ, 3.00%, 7/25/51	2,930	2,059,735
Series 5132, Class LZ, 2.50%, 8/25/51	8,340	5,275,913
Series 5135, Class MZ, 2.50%, 8/25/51	12,733	8,357,984
Series 5136, Class ZJ, 2.50%, 8/25/51	17,061	11,018,455
Series 5139, Class DZ, 2.50%, 9/25/51	10,260	6,618,099
Series 5139, Class EZ, 2.50%, 9/25/51	11,901	7,543,759
Series 5140, Class WZ, 2.50%, 9/25/51	6,714	4,463,969
Series 5141, Class ZJ, 2.50%, 9/25/51	12,381	7,999,333
Series 5141, Class ZP, 3.00%, 4/25/50	12,208	9,159,022
Series 5144, Class Z, 2.50%, 9/25/51	35,402	23,513,562
Series 5148, Class AZ, 2.50%, 10/25/51	38,785	25,878,825
Series 5150, Class QZ, 2.50%, 10/25/51	4,723	3,077,282
Series 5150, Class ZJ, 2.50%, 10/25/51	13,566	9,002,783
Series 5150, Class ZN, 2.50%, 10/25/51	1,194	733,033
Series 5159, Class KZ, 3.00%, 11/25/51	6,534	4,827,170
Series 5159, Class MZ, 3.00%, 11/25/51	990	689,884
Series 5159, Class ZP, 3.00%, 11/25/51	4,468	3,169,997

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5159, Class ZT, 3.00%, 11/25/51	$8,213	$ 6,000,332
Series 5160, Class ZW, 3.00%, 8/25/50	2,645	2,013,218
Series 5163, Class Z, 3.00%, 11/25/51	5,610	3,880,483
Series 5166, Class ZN, 3.00%, 9/25/50	10,071	7,058,295
Series 5168, Class MZ, 3.00%, 10/25/51	6,400	4,588,215
Series 5169, Class JZ, 3.00%, 1/25/49	375	268,668
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	9,142	1,560,545
Series 354, Class C15, 3.50%, 11/15/46	8,166	1,648,009
Series 362, Class C7, 3.50%, 9/15/47	14,407	2,511,797
Series 362, Class C11, 4.00%, 12/15/47	4,317	834,438
Series 362, Class C12, 4.00%, 12/15/47	8,727	1,696,118
Series 380, Class C1, 3.00%, 1/25/50	32,628	5,523,511
Series 380, Class C5, 3.50%, 1/25/50	10,326	1,856,547
Series 3030, Class SL, 1.641%, (6.10% - 1 mo. USD LIBOR), 9/15/35(2)	992	77,525
Series 3114, Class TS, 2.191%, (6.65% - 1 mo. USD LIBOR), 9/15/30(2)	1,817	90,140
Series 3339, Class JI, 2.131%, (6.59% - 1 mo. USD LIBOR), 7/15/37(2)	917	101,262
Series 4088, Class EI, 3.50%, 9/15/41	67	662
Series 4094, Class CS, 1.541%, (6.00% - 1 mo. USD LIBOR), 8/15/42(2)	628	67,855
Series 4109, Class SA, 1.741%, (6.20% - 1 mo. USD LIBOR), 9/15/32(2)	1,072	77,792
Series 4497, Class CS, 1.741%, (6.20% - 1 mo. USD LIBOR), 9/15/44(2)	192	3,824
Series 4507, Class EI, 4.00%, 8/15/44	2,884	341,960
Series 4507, Class MI, 3.50%, 8/15/44	303	13,598
Series 4549, Class DS, 1.441%, (5.90% - 1 mo. USD LIBOR), 8/15/45(2)	927	62,553
Series 4601, Class IN, 3.50%, 7/15/46	14,213	2,449,474
Series 4625, Class BI, 3.50%, 6/15/46	2,795	458,542
Series 4637, Class IP, 3.50%, 4/15/44	160	5,967
Series 4672, Class LI, 3.50%, 1/15/43	37	156
Series 4749, Class IL, 4.00%, 12/15/47	992	183,749
Series 4768, Class IO, 4.00%, 3/15/48	1,145	210,543
Series 4768, Class KI, 4.00%, 11/15/47	2,010	371,492
Series 4772, Class PI, 4.00%, 1/15/48	1,244	228,751
Series 4791, Class JI, 4.00%, 5/15/48	1,803	347,807
Series 4791, Class SA, 1.741%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	4,974	578,518
Series 4796, Class AS, 1.741%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	3,150	358,107
Series 4808, Class IB, 4.00%, 5/15/48	4,836	930,387
Series 4966, Class SY, 1.544%, (6.05% - 1 mo. USD LIBOR), 4/25/50(2)	4,574	567,261
Series 5008, Class IE, 2.00%, 9/25/50	67,546	8,266,842
Series 5010, Class I, 2.00%, 9/25/50	31,606	3,899,463
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5010, Class IB, 2.00%, 9/25/50	$46,900	$ 5,739,951
Series 5010, Class IN, 2.00%, 9/25/50	84,084	10,361,718
Series 5010, Class NI, 2.00%, 9/25/50	17,425	2,128,597
Series 5016, Class UI, 2.00%, 9/25/50	15,008	1,836,784
Series 5017, Class DI, 2.00%, 9/25/50	31,088	3,804,786
Series 5019, Class CI, 2.00%, 10/25/50	25,424	3,151,445
Series 5020, Class CI, 2.00%, 9/25/50	6,270	745,628
Series 5022, Class AI, 2.00%, 10/25/50	33,864	4,187,523
Series 5024, Class CI, 2.00%, 10/25/50	101,672	12,646,714
Series 5025, Class GI, 2.00%, 10/25/50	10,991	1,361,064
Series 5028, Class TI, 2.00%, 10/25/50	14,092	1,378,801
Series 5038, Class DI, 2.00%, 11/25/50	80,406	9,963,560
Series 5051, Class S, 0.079%, (3.60% - 30-day average SOFR), 12/25/50(2)	31,229	1,305,148
Series 5070, Class CI, 2.00%, 2/25/51	77,774	10,151,116
Series 5156, Class IP, 3.00%, 12/25/49	24,894	3,719,233
Series 5191, Class IB, 2.50%, 2/25/51	52,185	7,812,056
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	1,053	917,663
Series 239, Class PO, 0.00%, 8/15/36	530	414,853
Series 246, Class PO, 0.00%, 5/15/37	1,288	1,071,641
Series 3072, Class WO, 0.00%, 11/15/35	474	388,852
Series 3342, Class KO, 0.00%, 7/15/37	178	148,495
Series 3476, Class PO, 0.00%, 7/15/38	230	183,756
Series 3862, Class PO, 0.00%, 5/15/41	489	383,245
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,583,481
Federal National Mortgage Association:
Series G93-17, Class FA, 5.506%, (1 mo. USD LIBOR + 1.00%), 4/25/23(1)	0(5)	129
Series G97-4, Class FA, 5.259%, (1 mo. USD LIBOR + 0.80%), 6/17/27(1)	64	64,530
Series 1993-203, Class PL, 6.50%, 10/25/23	10	10,222
Series 1994-14, Class F, 7.153%, (12 mo. USD LIBOR + 1.60%), 10/25/23(1)	10	9,737
Series 2001-4, Class GA, 9.00%, 4/17/25(6)	0(5)	32
Series 2009-48, Class WA, 5.803%, 7/25/39(6)	264	269,113
Series 2009-62, Class WA, 5.58%, 8/25/39(6)	387	394,959
Series 2010-112, Class DZ, 4.00%, 10/25/40	335	328,174
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(2)	138	135,400
Series 2012-51, Class FD, 5.086%, (1 mo. USD LIBOR + 0.58%), 5/25/42(1)	17,788	17,697,748
Series 2012-103, Class ZP, 3.00%, 9/25/42	790	640,569
Series 2012-115, Class MX, 0.00%, (3.46% - 1 mo. USD LIBOR x 1.154), 10/25/42(2)	628	243,932
Series 2012-128, Class SH, 0.00%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	3,753	2,433,538

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2012-128, Class WS, 0.00%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	$547	$ 350,372
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,010	834,772
Series 2013-52, Class GA, 1.00%, 6/25/43	591	536,987
Series 2013-58, Class SC, 0.00%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(2)	2,651	2,230,571
Series 2013-67, Class NF, 5.00%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	631	610,227
Series 2014-1, Class HF, 5.00%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	730	666,751
Series 2014-5, Class LB, 2.50%, 7/25/43	23	22,455
Series 2015-74, Class SL, 0.00%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(2)	1,883	1,108,190
Series 2016-26, Class KS, 0.00%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(2)	1,603	1,299,189
Series 2017-15, Class LE, 3.00%, 6/25/46	136	132,140
Series 2017-56, Class KF, 5.369%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	561	563,017
Series 2017-56, Class KS, 0.631%, (5.00% - 1 mo. USD LIBOR), 7/25/47(2)	314	196,476
Series 2019-1, Class FA, 5.106%, (1 mo. USD LIBOR + 0.60%), 2/25/49(1)	6,787	6,675,072
Series 2019-8, Class FD, 5.206%, (1 mo. USD LIBOR + 0.70%), 3/25/49(1)	22,889	22,926,836
Series 2019-9, Class LF, 5.056%, (1 mo. USD LIBOR + 0.55%), 3/25/49(1)	8,710	8,662,559
Series 2019-16, Class AF, 5.056%, (1 mo. USD LIBOR + 0.55%), 4/25/49(1)	7,510	7,461,107
Series 2020-45, Class MA, 0.00%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(2)	1,126	954,789
Series 2020-63, Class ZN, 3.00%, 9/25/50	302	203,274
Series 2020-81, Class CZ, 2.00%, 11/25/50	4,938	2,812,008
Series 2020-86, Class ZK, 2.00%, 12/25/50	4,227	2,324,449
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,366	791,452
Series 2020-95, Class BZ, 2.50%, 1/25/51	313	176,950
Series 2020-95, Class ZT, 2.00%, 1/25/51	3,434	1,919,198
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,162	5,189,618
Series 2020-96, Class EZ, 2.50%, 1/25/51	644	372,825
Series 2020-96, Class KZ, 2.50%, 1/25/51	307	176,991
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,672	1,000,929
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,041	622,696
Series 2021-11, Class KZ, 3.00%, 6/25/50	538	379,245
Series 2021-14, Class GZ, 2.50%, 3/25/51	673	389,418
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,215	1,571,704
Series 2021-42, Class ZA, 3.00%, 2/25/51	4,692	3,346,687
Series 2021-42, Class ZD, 3.00%, 11/25/50	5,808	4,154,231
Series 2021-45, Class DZ, 3.00%, 7/25/51	370	246,928
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,206	736,246
Series 2021-52, Class JZ, 2.50%, 8/25/51	14,778	9,685,870
Series 2021-54, Class HZ, 2.50%, 6/25/51	7,454	4,771,879
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-54, Class ZJ, 2.50%, 8/25/51	$22,247	$ 14,643,609
Series 2021-55, Class ZN, 2.50%, 8/25/51	348	208,748
Series 2021-56, Class HZ, 2.50%, 9/25/51	30,847	20,759,464
Series 2021-56, Class LZ, 2.50%, 9/25/51	14,044	9,587,458
Series 2021-56, Class YZ, 2.50%, 9/25/51	33,429	21,309,183
Series 2021-57, Class ZW, 2.50%, 7/25/51	18,676	11,999,361
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,435	885,597
Series 2021-61, Class Z, 2.50%, 9/25/51	12,759	8,528,876
Series 2021-63, Class QZ, 2.50%, 6/25/51	9,545	6,053,763
Series 2021-64, Class ZJ, 2.50%, 10/25/51	17,299	11,193,053
Series 2021-66, Class JZ, 2.50%, 10/25/51	12,844	8,377,169
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,465	8,958,339
Series 2021-77, Class WZ, 3.00%, 8/25/50	1,820	1,235,755
Series 2021-77, Class Z, 3.00%, 5/25/51	15,339	10,667,256
Series 2021-79, Class Z, 3.00%, 11/25/51	16,782	12,125,158
Series 2021-95, Class ZC, 3.00%, 8/25/51	4,403	3,173,133
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,433	8,321,328
Interest Only:(3)
Series 296, Class 2, 8.00%, 4/25/24	1	12
Series 424, Class C8, 3.50%, 2/25/48	4,008	709,412
Series 2004-60, Class SW, 2.544%, (7.05% - 1 mo. USD LIBOR), 4/25/34(2)	844	31,819
Series 2005-68, Class XI, 6.00%, 8/25/35	1,258	248,879
Series 2006-65, Class PS, 2.714%, (7.22% - 1 mo. USD LIBOR), 7/25/36(2)	766	104,067
Series 2007-99, Class SD, 1.894%, (6.40% - 1 mo. USD LIBOR), 10/25/37(2)	1,185	128,183
Series 2007-102, Class ST, 1.934%, (6.44% - 1 mo. USD LIBOR), 11/25/37(2)	597	54,722
Series 2011-59, Class IW, 6.00%, 7/25/41	850	162,875
Series 2011-101, Class IC, 3.50%, 10/25/26	1,049	38,285
Series 2012-147, Class SA, 1.594%, (6.10% - 1 mo. USD LIBOR), 1/25/43(2)	797	85,085
Series 2014-41, Class SA, 1.544%, (6.05% - 1 mo. USD LIBOR), 7/25/44(2)	775	118,568
Series 2014-55, Class IL, 3.50%, 9/25/44	648	137,208
Series 2014-55, Class IN, 3.50%, 7/25/44	672	134,564
Series 2014-89, Class IO, 3.50%, 1/25/45	1,036	230,251
Series 2015-22, Class GI, 3.50%, 4/25/45	308	58,396
Series 2015-31, Class SG, 1.594%, (6.10% - 1 mo. USD LIBOR), 5/25/45(2)	838	169,284
Series 2015-36, Class IL, 3.00%, 6/25/45	858	126,316
Series 2016-61, Class DI, 3.00%, 4/25/46	717	70,970
Series 2018-21, Class IO, 3.00%, 4/25/48	4,352	776,960
Series 2018-42, Class IA, 3.50%, 6/25/47	1,105	182,433
Series 2019-1, Class SA, 0.894%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	4,744	228,941

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-23, Class SP, 1.544%, (6.05% - 1 mo. USD LIBOR), 2/25/50(2)	$12,876	$ 1,609,148
Series 2020-45, Class HI, 2.50%, 7/25/50	7,028	1,004,312
Series 2020-62, Class DI, 2.00%, 9/25/50	38,160	4,653,467
Series 2020-72, Class DI, 2.00%, 10/25/50	24,529	2,967,800
Series 2020-72, Class IA, 2.00%, 10/25/50	25,593	3,146,512
Series 2020-73, Class NI, 2.00%, 10/25/50	40,914	5,080,226
Series 2020-89, Class PI, 2.50%, 12/25/50	13,857	2,048,101
Series 2020-94, Class DI, 2.00%, 1/25/51	15,627	2,034,234
Series 2021-3, Class KI, 2.50%, 2/25/51	29,719	4,159,612
Series 2021-3, Class LI, 2.50%, 2/25/51	27,934	3,857,692
Series 2021-10, Class EI, 2.00%, 3/25/51	12,346	1,646,792
Series 2021-34, Class QI, 3.00%, 6/25/51	42,137	6,671,814
Series 2021-73, Class AI, 2.50%, 6/25/49	8,342	875,047
Series 2021-94, Class CI, 3.00%, 1/25/52	11,851	1,922,719
Series 2022-6, Class IO, 2.50%, 7/25/51	32,398	4,942,254
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,129	903,219
Series 380, Class 1, 0.00%, 7/25/37	273	227,285
Series 2007-17, Class PO, 0.00%, 3/25/37	192	152,991
Series 2009-82, Class PO, 0.00%, 10/25/39	548	436,944
Series 2012-5, Class PO, 0.00%, 12/25/39	350	287,399
Series 2012-61, Class PO, 0.00%, 8/25/37	1,642	1,326,549
Series 2014-9, Class DO, 0.00%, 2/25/43	7,385	5,524,363
Series 2014-17, Class PO, 0.00%, 4/25/44	1,149	848,749
Government National Mortgage Association:
Series 2012-77, Class MT, 4.849%, (1 mo. USD LIBOR + 0.39%), 5/16/41(1)	405	388,259
Series 2014-H20, Class MF, 4.267%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	5,728	5,704,139
Series 2015-144, Class KB, 3.00%, 8/20/44	503	415,251
Series 2015-H03, Class FD, 3.228%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	18,291	18,174,379
Series 2015-H05, Class FB, 2.625%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	18,800	18,667,496
Series 2016-168, Class JF, 5.369%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	128	120,823
Series 2017-121, Class DF, 4.986%, (1 mo. USD LIBOR + 0.50%), 8/20/47(1)	3,441	3,374,067
Series 2017-137, Class AF, 4.986%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	1,542	1,511,568
Series 2018-H18, Class FG, 3.683%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	32,102	31,689,461
Series 2018-H20, Class FA, 3.652%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	50,984	50,200,729
Series 2019-H02, Class FE, 4.176%, (1 mo. USD LIBOR + 0.55%), 1/20/69(1)	19,749	19,640,609
Series 2020-76, Class ZL, 2.75%, 5/20/50	305	287,382
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,551	1,356,362
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-8, Class ZG, 2.50%, 1/20/51	$3,180	$ 2,454,112
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,452	2,513,860
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,530	2,782,753
Series 2021-25, Class JZ, 2.50%, 2/20/51	1,965	1,369,997
Series 2021-49, Class VZ, 2.50%, 3/20/51	20	11,282
Series 2021-77, Class ZG, 3.00%, 7/20/50	347	233,576
Series 2021-86, Class ZJ, 1.50%, 5/20/51	281	147,580
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,660	4,048,856
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,255	5,229,473
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,629	3,288,572
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,470	1,072,576
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,357	1,694,494
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,021	1,401,143
Series 2021-118, Class EZ, 2.50%, 7/20/51	6,952	5,358,679
Series 2021-118, Class JZ, 2.50%, 7/20/51	19,690	15,042,908
Series 2021-121, Class ZE, 2.50%, 7/20/51	124	75,262
Series 2021-122, Class ZL, 2.50%, 7/20/51	11,267	8,700,394
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,546	1,850,992
Series 2021-136, Class WZ, 3.00%, 8/20/51	5,963	4,260,203
Series 2021-136, Class Z, 2.50%, 8/20/51	10,595	8,103,976
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,221	1,014,690
Series 2021-138, Class Z, 2.50%, 8/20/51	11,284	8,788,104
Series 2021-139, Class UZ, 3.00%, 8/20/51	8,565	6,084,122
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,090	4,710,265
Series 2021-154, Class ZL, 3.00%, 9/20/51	8,068	5,448,649
Series 2021-156, Class ZQ, 2.50%, 9/20/51	4,834	3,756,118
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,085	6,320,128
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,515	5,642,780
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,517	1,722,349
Series 2021-172, Class ZA, 3.00%, 9/20/51	1,565	1,113,982
Series 2021-177, Class JZ, 3.00%, 10/20/51	4,764	3,553,268
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,301	889,618
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,111	7,124,853
Series 2021-199, Class ZM, 3.00%, 11/20/51	3,733	2,604,085
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,478	5,721,823
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,181	7,889,892
Series 2021-228, Class JZ, 3.00%, 12/20/51	7,525	5,476,751
Series 2022-31, Class ZD, 3.00%, 2/20/52	776	528,254
Series 2022-189, Class US, 6.931%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(2)	12,947	13,788,291
Series 2022-195, Class AS, 7.179%, (23.13% - 30-day average SOFR x 3.667), 11/20/52(2)	3,743	4,246,199
Series 2022-208, Class YF, 5.31%, (30-day average SOFR + 1.00%), 12/20/52(1)	49,910	50,150,396
Series 2022-211, Class HF, 5.31%, (30-day average SOFR + 1.00%), 12/20/52(1)	199,640	199,870,055

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(6)	$5,463	$ 118,494
Series 2015-151, Class KI, 0.00%, 11/20/42(6)	6,689	152,464
Series 2017-104, Class SD, 1.714%, (6.20% - 1 mo. USD LIBOR), 7/20/47(2)	2,458	275,737
Series 2017-121, Class DS, 0.014%, (4.50% - 1 mo. USD LIBOR), 8/20/47(2)	2,799	128,626
Series 2018-127, Class SG, 1.764%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	6,844	646,478
Series 2019-27, Class SA, 1.564%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	2,364	249,378
Series 2019-38, Class SQ, 1.564%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	6,784	697,215
Series 2019-43, Class BS, 1.564%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	3,816	409,080
Series 2020-97, Class MI, 2.50%, 3/20/50	5,770	718,497
Series 2020-116, Class MI, 2.00%, 8/20/50	529	69,397
Series 2020-134, Class IM, 2.50%, 9/20/50	15,402	2,009,335
Series 2020-146, Class IQ, 2.00%, 10/20/50	144,865	16,234,586
Series 2020-146, Class QI, 2.00%, 10/20/50	43,372	4,756,438
Series 2020-151, Class AI, 2.00%, 10/20/50	89,933	11,097,048
Series 2020-162, Class BI, 2.00%, 10/20/50	20,379	2,481,848
Series 2020-167, Class KI, 2.00%, 11/20/50	88,942	9,946,981
Series 2020-167, Class YI, 2.00%, 11/20/50	108,165	12,563,315
Series 2020-173, Class DI, 2.00%, 11/20/50	88,886	10,804,795
Series 2020-176, Class AI, 2.00%, 11/20/50	30,038	3,452,810
Series 2020-176, Class HI, 2.50%, 11/20/50	20,778	2,718,119
Series 2020-181, Class TI, 2.00%, 12/20/50	87,424	10,186,894
Series 2020-185, Class BI, 2.00%, 12/20/50	17,512	2,045,204
Series 2021-9, Class GI, 2.00%, 1/20/51	42,960	5,067,358
Series 2021-15, Class AI, 2.00%, 1/20/51	23,439	2,875,792
Series 2021-23, Class TI, 2.50%, 2/20/51	12,220	1,568,685
Series 2021-30, Class AI, 2.00%, 2/20/51	9,895	1,206,699
Series 2021-46, Class IM, 2.50%, 3/20/51	4,898	626,992
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day average SOFR), 9/20/50(2)	15,545	205,947
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR), 10/20/50(2)	5,717	76,702
Series 2021-77, Class SB, 0.00%, (3.75% - 1 mo. USD LIBOR), 5/20/51(2)	17,628	685,436
Series 2021-77, Class SE, 0.00%, (3.75% - 1 mo. USD LIBOR), 5/20/51(2)	10,747	418,035
Series 2021-97, Class IG, 2.50%, 8/20/49	81,407	8,843,208
Series 2021-97, Class QI, 3.00%, 6/20/51	18,130	2,610,726
Series 2021-98, Class EI, 3.00%, 6/20/51	35,781	4,866,414
Series 2021-114, Class MI, 3.00%, 6/20/51	13,251	1,902,528
Series 2021-122, Class NI, 3.00%, 7/20/51	9,085	1,308,152
Series 2021-125, Class SA, 0.00%, (3.75% - 1 mo. USD LIBOR), 7/20/51(2)	20,680	732,488
Series 2021-131, Class QI, 3.00%, 7/20/51	35,156	4,061,645
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-140, Class YS, 0.00%, (1.70% - 1 mo. USD LIBOR), 8/20/51(2)	$22,661	$ 166,278
Series 2021-160, Class DI, 3.00%, 9/20/51	30,354	4,613,544
Series 2021-160, Class IT, 2.50%, 9/20/51	44,515	4,921,034
Series 2021-175, Class AS, 0.00%, (1.80% - 1 mo. USD LIBOR), 10/20/51(2)	45,847	360,793
Series 2021-175, Class DZ, 3.00%, 10/20/51	2,057	1,406,506
Series 2021-175, Class SB, 0.00%, (1.80% - 1 mo. USD LIBOR), 10/20/51(2)	22,961	184,855
Series 2021-193, Class IU, 3.00%, 11/20/49	71,918	8,886,348
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR), 11/20/51(2)	53,941	735,446
Series 2021-196, Class GI, 3.00%, 11/20/51	33,965	4,836,280
Series 2021-201, Class PI, 3.00%, 11/20/51	30,121	3,123,736
Series 2021-209, Class IW, 3.00%, 11/20/51	18,919	2,233,015
Series 2022-104, Class IO, 2.50%, 6/20/51	28,241	3,604,825
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR), 7/20/52(2)	221,563	1,997,150
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR), 7/20/52(2)	24,618	221,906
Series 2022-126, Class AS, 0.298%, (3.69% - 30-day average SOFR), 7/20/52(2)	66,070	1,090,753
Series 2022-126, Class SC, 0.339%, (3.73% - 30-day average SOFR), 7/20/52(2)	49,236	835,776
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR), 6/20/52(2)	137,330	1,273,847
Series 2023-13, Class SA, 1.121%, (5.40% - 30-day average SOFR), 1/20/53(2)	20,000	546,860
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	823	643,609
Series 2010-88, Class OA, 0.00%, 7/20/40	541	413,256
Series 2015-24, Class KO, 0.00%, 6/20/35	669	586,105
Total Collateralized Mortgage Obligations (identified cost $1,826,694,758)		$1,488,834,179

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.573%, 8/25/41(6)	$46,501	$ 1,637,112
Series 2021-SB92, Class X1, 0.58%, 8/25/41(6)	24,175	654,333
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.679%, 4/16/63(6)	55,119	3,180,338
Series 2021-132, Class IO, 0.727%, 4/16/63(6)	59,047	3,545,682
Series 2021-144, Class IO, 0.825%, 4/16/63(6)	52,341	3,456,470

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-186, Class IO, 0.765%, 5/16/63(6)	$48,337	$ 2,999,896
Series 2022-3, Class IO, 0.64%, 2/16/61(6)	68,722	3,534,912
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $23,527,743)		$ 19,008,743

U.S. Government Agency Mortgage-Backed Securities — 85.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.749%, (1 yr. CMT + 1.98%), with maturity at 2034(7)	$511	$ 516,351
2.98%, (COF + 2.27%), with maturity at 2025(7)	68	67,844
3.065%, (COF + 1.25%), with maturity at 2035(7)	284	276,635
3.107%, (COF + 1.25%), with maturity at 2025(7)	48	47,025
3.705%, (1 yr. CMT + 2.25%), with maturity at 2038(7)	407	414,837
3.787%, (1 yr. CMT + 2.26%), with maturity at 2035(7)	1,459	1,484,938
3.812%, (1 yr. CMT + 2.24%), with maturity at 2036(7)	475	483,546
3.818%, (1 yr. CMT + 2.31%), with maturity at 2036(7)	542	552,389
3.85%, (COF + 1.29%), with maturity at 2034(7)	18	17,956
3.989%, (COF + 1.25%), with maturity at 2032(7)	91	86,746
4.122%, (COF + 1.25%), with maturity at 2029(7)	6	5,663
4.17%, (5 yr. CMT + 2.51%), with maturity at 2032(7)	158	154,208
4.208%, (30-day average SOFR + 2.37%), with maturity at 2052(7)	1,542	1,496,167
4.253%, (COF + 2.29%), with maturity at 2037(7)	437	435,902
4.338%, (30-day average SOFR + 2.13%), with maturity at 2052(7)	7,052	6,896,761
4.41%, (30-day average SOFR + 2.38%), with maturity at 2052(7)	3,899	3,868,559
4.469%, (COF + 1.25%), with maturity at 2030(7)	134	136,124
4.50%, with various maturities to 2049	2,049	2,052,324
4.709%, (COF + 1.25%), with maturity at 2033(7)	150	150,752
5.00%, with various maturities to 2052	219,598	221,318,309
5.00%, with various maturities to 2052(8)	212,313	214,330,391
5.50%, with various maturities to 2052	239,020	243,108,440
5.50%, with maturity at 2052(8)	331,197	336,838,559
5.788%, (30-day average SOFR + 2.37%), with maturity at 2052(7)	1,061	1,072,922
6.00%, with various maturities to 2053	9,380	9,682,722
7.00%, with maturity at 2033	75	76,265
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
2.585%, (COF + 2.20%), with maturity at 2030(7)	$43	$ 42,697
3.00%, with various maturities to 2050	18,664	17,173,781
3.111%, (COF + 1.25%), with maturity at 2033(7)	115	110,001
3.153%, (COF + 1.25%), with maturity at 2034(7)	200	198,591
3.175%, (12 mo. USD LIBOR + 1.80%), with maturity at 2034(7)	150	152,729
3.289%, (COF + 1.25%), with maturity at 2035(7)	75	74,721
3.315%, (COF + 1.25%), with various maturities to 2027(7)	97	94,640
3.332%, (COF + 1.26%), with maturity at 2038(7)	16	16,138
3.405%, (COF + 1.25%), with maturity at 2034(7)	52	52,478
3.533%, (COF + 1.25%), with maturity at 2037(7)	71	69,132
3.581%, (COF + 2.30%), with maturity at 2026(7)	58	58,110
3.605%, (COF + 1.31%), with maturity at 2036(7)	64	62,006
3.607%, (COF + 1.25%), with maturity at 2034(7)	163	163,293
3.70%, (COF + 1.26%), with maturity at 2036(7)	125	122,685
3.76%, (COF + 1.69%), with maturity at 2029(7)	1	476
3.943%, (COF + 1.81%), with maturity at 2034(7)	162	162,315
3.944%, (12 mo. USD LIBOR + 1.75%), with maturity at 2035(7)	358	361,491
3.952%, (1 yr. CMT + 2.10%), with maturity at 2040(7)	220	223,134
3.989%, (1 yr. CMT + 2.15%), with maturity at 2036(7)	151	153,556
4.03%, (30-day average SOFR + 2.33%), with maturity at 2052(7)	1,629	1,577,063
4.033%, (1 yr. CMT + 2.21%), with maturity at 2039(7)	877	897,231
4.077%, (1 yr. CMT + 2.08%), with maturity at 2033(7)	187	191,184
4.085%, (1 yr. CMT + 2.13%), with maturity at 2037(7)	474	484,027
4.102%, (COF + 1.25%), with maturity at 2033(7)	175	175,324
4.21%, (1 yr. CMT + 2.16%), with maturity at 2031(7)	82	81,452
4.226%, (30-day average SOFR + 2.33%), with maturity at 2052(7)	1,065	1,052,770
4.262%, (1 yr. CMT + 2.25%), with maturity at 2033(7)	1,150	1,176,173
4.284%, (COF + 1.26%), with maturity at 2036(7)	33	33,347
4.304%, (COF + 1.87%), with maturity at 2034(7)	68	68,931
4.358%, (COF + 1.74%), with maturity at 2035(7)	202	204,446
4.367%, (COF + 1.81%), with maturity at 2036(7)	392	391,453
4.369%, (COF + 1.79%), with maturity at 2035(7)	154	155,785
4.482%, (1 yr. CMT + 2.52%), with maturity at 2038(7)	426	435,605
4.50%, with various maturities to 2052	3,747	3,742,990
4.674%, (COF + 1.49%), with maturity at 2029(7)	240	243,186
5.00%, with various maturities to 2052	247,528	249,547,746
5.136%, (COF + 1.73%), with maturity at 2034(7)	53	53,417

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.50%, with various maturities to 2052	$746,374	$ 759,629,107
5.50%, with maturity at 2052(8)	144,202	147,154,379
6.00%, with various maturities to 2052	12,097	12,603,865
6.00%, 30-Year, TBA(9)	290,225	297,662,030
6.333%, (COF + 2.00%), with maturity at 2032(7)	28	28,977
6.50%, 30-Year, TBA(9)	69,200	71,661,703
6.50%, with maturity at 2052	1,200	1,257,367
Government National Mortgage Association:
2.50%, with maturity at 2051	2,215	1,961,070
2.75%, (1 yr. CMT + 1.50%), with various maturities to 2027(7)	53	51,640
3.00%, (1 yr. CMT + 1.50%), with maturity at 2026(7)	34	33,212
4.00%, with various maturities to 2052	10,278	10,018,924
4.50%, with various maturities to 2052	327,793	322,891,866
5.00%, with various maturities to 2052	107,611	107,982,557
5.00%, 30-Year, TBA(9)	41,860	42,157,598
5.50%, with various maturities to 2062	77,257	79,055,463
5.50%, 30-Year, TBA(9)	244,875	248,867,626
5.50%, with maturity at 2052(8)	46,711	47,830,230
6.00%, with various maturities to 2062	92,261	95,925,964
6.00%, 30-Year, TBA(9)	539,100	552,315,209
6.50%, with various maturities to 2062	386,812	399,836,972
6.50%, with maturity at 2063(10)	3,750	3,938,334
7.00%, with various maturities to 2053	4,954	5,216,594
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,515,441,617)		$4,533,457,126

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.3%
Security	Principal Amount (000's omitted)	Value
5.125%, (USD Prime - 2.375%), 2/25/29(1)	$41,204	$ 41,193,754
5.25%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	40,168	40,010,247
5.30%, (USD Prime - 2.20%), 4/25/44(1)	20,392	20,361,763
6.50%, (USD Prime - 1.00%), 4/25/44(1)	22,283	23,166,681
6.825%, (USD Prime - 0.675%), 2/25/44(1)	19,144	20,209,668
Interest Only:(11)(12)
1.03%, 1/18/39	405	11,702
1.26%, 2/15/44	1,454	65,025
1.51%, 2/15/44	1,067	53,654
1.56%, 3/14/44	535	27,521
1.68%, 11/1/43	1,574	81,570
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
1.76%, 12/18/28	$99	$ 2,857
1.81%, 7/10/43 to 2/6/44	5,288	271,509
1.88%, 12/18/43 to 12/27/43	5,902	330,652
1.91%, 7/15/42 to 4/15/44	17,813	979,052
1.93%, 6/14/43 to 2/8/44	22,181	1,276,868
2.01%, 3/12/29 to 2/15/44	3,751	211,645
2.06%, 3/15/29 to 3/15/44	12,865	804,774
2.13%, 9/14/43 to 1/9/44	5,013	309,445
2.16%, 3/15/42 to 4/15/44	2,660	168,427
2.18%, 12/3/28 to 2/15/44	14,506	914,682
2.187%, 11/1/32 to 5/16/43(13)	57,187	2,808,341
2.26%, 12/28/28 to 1/15/44	3,147	191,906
2.31%, 12/15/28 to 4/15/44	23,268	1,546,370
2.38%, 8/31/28 to 12/27/43	2,589	168,704
2.41%, 6/15/42 to 4/15/44	18,444	1,308,657
2.43%, 5/7/28 to 2/12/44	10,091	713,575
2.48%, 3/15/44	2,578	195,131
2.504%, 2/21/33 to 4/1/43(13)	14,709	1,042,940
2.51%, 7/12/28 to 1/15/44	3,070	216,855
2.56%, 12/15/28 to 9/18/44	19,308	1,436,935
2.61%, 4/15/29	65	2,782
2.63%, 9/13/42 to 1/11/44	3,691	293,951
2.66%, 6/15/42 to 4/15/44	13,596	1,056,406
2.68%, 10/19/28 to 2/19/44	17,227	1,249,248
2.731%, 3/21/23 to 12/13/42(13)	18,494	944,874
2.76%, 10/1/28 to 2/15/44	7,186	497,650
2.81%, 3/15/29 to 4/24/44	21,400	1,638,672
2.88%, 12/3/43 to 12/27/43	2,635	220,606
2.91%, 3/15/44	679	61,806
2.93%, 10/1/28 to 1/23/44	5,059	398,214
3.01%, 10/13/28 to 1/15/44	1,550	115,535
3.06%, 1/15/29 to 2/21/44	1,505	124,634
3.13%, 9/29/43 to 1/31/44	7,843	760,599
3.18%, 5/8/28 to 2/19/44	6,682	523,777
3.259%, 1/21/24 to 7/28/42(13)	9,242	553,886
3.26%, 10/18/28 to 2/15/44	2,742	219,532
3.31%, 4/15/29 to 2/28/44	2,968	338,015
3.36%, 1/15/29	51	2,777
3.38%, 8/28/43 to 1/16/44	8,259	906,291
3.43%, 4/27/28 to 7/27/43	18,526	1,293,463
3.51%, 10/11/28 to 3/15/44	13,204	1,172,317
3.536%, 3/10/26 to 3/23/42(13)	266	27,709
3.56%, 12/28/28 to 3/15/44	10,067	794,265
3.61%, 12/27/28	10	575
3.66%, 11/15/43 to 4/15/44	6,727	749,561

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
3.98%, 12/11/28 to 12/13/28	$315	$ 21,051
4.11%, 12/31/28	29	1,996
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $193,664,340)		$ 174,051,102

U.S. Department of Agriculture Loans — 0.3%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (USD Prime - 0.50%), 10/4/48(1)	$5,232,470	$ 5,237,022
7.00%, (USD Prime - 0.50%), 4/12/50(1)	9,078,035	9,086,387
Total U.S. Department of Agriculture Loans (identified cost $14,310,505)		$ 14,323,409

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(14)	100,614,058	$ 100,614,058
Total Short-Term Investments (identified cost $100,614,058)		$ 100,614,058
Total Purchased Swaptions — 0.4% (identified cost $8,640,000)		$ 21,431,824
Total Investments — 119.7% (identified cost $6,682,893,021)		$6,351,720,441
Total Written Swaptions — (0.0)%(15) (premiums received $10,750,650)		$ (711,526)

TBA Sale Commitments — (3.3)%
U.S. Government Agency Mortgage-Backed Securities — (3.3)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 2.00%, 30-Year, TBA(9)	$ (35,000)	$ (29,463,453)
Government National Mortgage Association, 2.00%, 30-Year, TBA(9)	(65,000)	(56,222,923)
Government National Mortgage Association, 5.00%, 30-Year, TBA(9)	(41,860)	(42,157,598)
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.00%, with various maturities to 2052	$ (41,835)	$ (41,607,032)
Government National Mortgage Association, 6.50%, 30-Year, TBA(9)	(3,700)	(3,818,430)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $173,395,484)		$ (173,269,436)
Total TBA Sale Commitments (proceeds $173,395,484)		$ (173,269,436)
Other Assets, Less Liabilities — (16.4)%		$ (872,410,863)
Net Assets — 100.0%		$5,305,328,616
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2023.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Principal amount is less than $500.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(7)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2023.
(8)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	When-issued security.
(11)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro-rata basis with all securities in the trust.

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(13)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2023 of all interest only securities comprising the certificate.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(15)	Amount is less than (0.05)%.

Purchased Interest Rate Swaptions (OTC) — 0.4%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 3/27/33 to pay 2.47% and receive SOFR	Bank of America, N.A.	USD	125,000,000	3/23/23	$ 7,657,221
Option to enter into interest rate swap expiring 5/19/28 to pay 4.04% and receive SOFR	Bank of America, N.A.	USD	180,000,000	5/17/23	372,562
Option to enter into interest rate swap expiring 6/6/53 to pay 3.30% and receive SOFR	Bank of America, N.A.	USD	85,000,000	6/2/23	1,254,656
Option to enter into interest rate swap expiring 3/9/28 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	180,000,000	3/7/23	12,147,385
Total					$21,431,824
Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/22/25 to pay 4.12% and receive SOFR	Bank of America, N.A.	USD	(180,000,000)	2/17/23	$(195,788)
Option to enter into interest rate swap expiring 3/8/53 to pay 1.13% and receive SOFR	Bank of America, N.A.	USD	(115,000,000)	3/6/23	(5)
Option to enter into interest rate swap expiring 3/27/33 to pay 1.87% and receive SOFR	Bank of America, N.A.	USD	(125,000,000)	3/23/23	(1,402)
Option to enter into interest rate swap expiring 6/6/53 to pay 2.30% and receive SOFR	Bank of America, N.A.	USD	(85,000,000)	6/2/23	(456,564)
Option to enter into interest rate swap expiring 3/9/28 to pay 1.28% and receive SOFR	Goldman Sachs International	USD	(180,000,000)	3/7/23	(5)
Option to enter into interest rate swap expiring 3/9/23 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	(180,000,000)	3/7/23	(216)
Option to enter into interest rate swap expiring 3/27/23 to pay 2.47% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	(125,000,000)	3/23/23	(57,546)
Total					$(711,526)
(1)	Amount is less than (0.05)%.

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	1,552	Long	3/22/23	$ 219,996,000	$ 4,599,990
U.S. 5-Year Treasury Note	(5,650)	Short	3/31/23	(617,218,362)	(7,694,650)
					$(3,094,660)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	450,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 2,107,950	$ —	$ 2,107,950
USD	234,000	Receives	SOFR (pays annually)	3.29% (pays annually)	1/4/33	(739,271)	—	(739,271)
USD	94,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	723,467	—	723,467
USD	300,000	Receives	3-month USD LIBOR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	70,714,650	—	70,714,650
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	63,065,726	—	63,065,726
USD	100,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	20,690,208	—	20,690,208
USD	100,000	Receives	SOFR (pays annually)	1.89% (pays annually)	8/3/52	21,407,290	(983)	21,406,307
Total						$177,970,020	$(983)	$177,969,037
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index (CDX.NA.IG.39.V1)	$300,000	1.00% (pays quarterly)(1)	12/20/27	$(4,057,627)	$(1,475,102)	$(5,532,729)
Total				$(4,057,627)	$(1,475,102)	$(5,532,729)
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise.
The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest
BNP Paribas Securities Corp.	1/25/23	2/2/23	4.44%	$948,422	$949,230
MUFG Securities Americas, Inc.	1/9/23	2/6/23	4.60	45,212,310	45,343,364
Wells Fargo Securities, LLC	1/27/23	2/13/23	4.64	153,068,731	153,166,024
Wells Fargo Securities, LLC	1/27/23	2/13/23	4.64	139,603,522	139,692,256
Wells Fargo Securities, LLC	1/27/23	2/13/23	4.64	18,868,951	18,880,944
Total Investments				$357,701,936	$358,031,818
At January 31, 2023, the remaining contractual maturity of open reverse repurchase agreements was less than 30 days. At January 31, 2023, the underlying collateral for all open reverse repurchase agreements was comprised of agency mortgage-backed securities having an aggregate market value of $387,644,160.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2023.

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $100,614,058, which represents 1.9% of the Fund's net assets. Transactions (in thousands) in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$40,759	$1,147,313	$(1,087,458)	$ —	$ —	$100,614	$578	100,614
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,488,834,179	$ —	$1,488,834,179
U.S. Government Agency Commercial Mortgage-Backed Securities	—	19,008,743	—	19,008,743
U.S. Government Agency Mortgage-Backed Securities	—	4,533,457,126	—	4,533,457,126
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	174,051,102	—	174,051,102
U.S. Department of Agriculture Loans	—	14,323,409	—	14,323,409
Short-Term Investments	100,614,058	—	—	100,614,058
Purchased Interest Rate Swaptions	—	21,431,824	—	21,431,824
Total Investments	$100,614,058	$6,251,106,383	$ —	$6,351,720,441
Futures Contracts	$ 4,599,990	$ —	$ —	$ 4,599,990
Swap Contracts	—	178,709,291	—	178,709,291
Total	$105,214,048	$6,429,815,674	$ —	$6,535,029,722
Liability Description
TBA Sale Commitments	$ —	$ (173,269,436)	$ —	$ (173,269,436)
Written Interest Rate Swaptions	—	(711,526)	—	(711,526)
Futures Contracts	(7,694,650)	—	—	(7,694,650)
Swap Contracts	—	(4,796,898)	—	(4,796,898)
Total	$ (7,694,650)	$ (178,777,860)	$ —	$ (186,472,510)

Eaton Vance
Short Duration Government Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.